SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Goodwill, additions			¥ 54,427	¥ 54,427
Goodwill, additions
Goodwill, additions
Goodwill, additions		$ 7,783	54,427	54,427	54,427
Guohebing [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, additions			54,427	54,427
Goodwill, additions
Goodwill, additions
Goodwill, additions			54,427	54,427	54,427
Zhuge Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, additions
Goodwill, additions	¥ 104,674
Goodwill, additions
Goodwill, additions
Molun SAAS [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, additions
Goodwill, additions
Goodwill, additions
Goodwill, additions